Accounts Receivable, Net - Schedule of Allowance for Expected Credit Losses (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Allowance for Expected Credit Losses [Abstract]
Beginning balance	$ 6,263,876	$ 797,956	$ 5,066,546
Addition	445,830	56,794	1,197,330
Ending balance	$ 6,709,706	$ 854,750	$ 6,263,876